SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
Current	2022	2021
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	35,066	40,607
Termination benefits	2,586	2,760
	37,652	43,367

Non-current
Termination benefits	2,747	3,012
	2,747	3,012
Total salaries and social security payables	40,399	46,379